FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash settled share option awards	$ (300)	$ (200)
Carrying value of asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	397,382	447,632
Restricted cash	0	65
Carrying value of asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments receivable	22,343	18,054
Derivative instruments payable	0	(604)
Cash settled share option awards	(341)	(163)
Carrying value of asset (liability) | Floating rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(1,667,343)	(1,718,136)
Carrying value of asset (liability) | Fixed rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(126,327)	(130,071)
Fair value asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	397,382	447,632
Restricted cash	0	65
Fair value asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments receivable	22,343	18,054
Derivative instruments payable	0	(604)
Cash settled share option awards	(341)	(163)
Fair value asset (liability) | Floating rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(1,677,793)	(1,729,465)
Fair value asset (liability) | Fixed rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	$ (116,417)	$ (117,827)